Quarterly Holdings Report
for
Fidelity Advisor® Leveraged Company Stock Fund
April 30, 2024
ALSF-NPRT3-0624
1.805758.120
Common Stocks - 99.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.9%
Entertainment - 2.1%
Netflix, Inc. (a)	27,200	14,977
The Walt Disney Co.	55,500	6,166
Warner Bros Discovery, Inc. (a)	214,900	1,582
		22,725
Interactive Media & Services - 5.2%
Alphabet, Inc. Class A	39,300	6,397
Cars.com, Inc. (a)	236,400	3,950
Meta Platforms, Inc. Class A	106,000	45,599
		55,946
Media - 0.6%
Nexstar Media Group, Inc. Class A	38,138	6,104
TOTAL COMMUNICATION SERVICES		84,775
CONSUMER DISCRETIONARY - 15.9%
Automobiles - 1.3%
BYD Co. Ltd. (H Shares)	505,500	13,857
Broadline Retail - 2.1%
Amazon.com, Inc. (a)	124,900	21,858
Hotels, Restaurants & Leisure - 4.8%
Airbnb, Inc. Class A (a)	52,100	8,261
Booking Holdings, Inc.	1,600	5,523
Boyd Gaming Corp.	328,744	17,591
Flutter Entertainment PLC (a)	30,800	5,744
New Cotai LLC/New Cotai Capital Corp. (a)(b)(c)	411,029	316
Red Rock Resorts, Inc.	161,000	8,552
Studio City International Holdings Ltd.:
ADR (a)(d)	361,261	2,688
(NYSE) ADR (a)	397,700	2,959
		51,634
Household Durables - 2.0%
D.R. Horton, Inc.	21,600	3,078
PulteGroup, Inc.	35,600	3,967
TopBuild Corp. (a)	36,600	14,811
		21,856
Specialty Retail - 4.0%
Dick's Sporting Goods, Inc.	82,000	16,477
Lowe's Companies, Inc.	44,600	10,168
Valvoline, Inc. (a)	144,800	6,157
Williams-Sonoma, Inc.	33,354	9,565
		42,367
Textiles, Apparel & Luxury Goods - 1.7%
Crocs, Inc. (a)	76,800	9,552
Tapestry, Inc.	207,800	8,295
		17,847
TOTAL CONSUMER DISCRETIONARY		169,419
CONSUMER STAPLES - 2.0%
Beverages - 0.6%
Celsius Holdings, Inc. (a)	96,300	6,863
Consumer Staples Distribution & Retail - 1.4%
Performance Food Group Co. (a)	39,400	2,674
U.S. Foods Holding Corp. (a)	234,800	11,799
		14,473
TOTAL CONSUMER STAPLES		21,336
ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Antero Resources Corp. (a)	290,300	9,873
Canadian Natural Resources Ltd.	77,200	5,850
Cheniere Energy, Inc.	145,900	23,026
Diamondback Energy, Inc.	37,500	7,542
Permian Resource Corp. Class A	308,700	5,171
		51,462
FINANCIALS - 12.7%
Capital Markets - 1.3%
Coinbase Global, Inc. (a)	27,400	5,588
Moody's Corp.	22,300	8,258
		13,846
Consumer Finance - 1.7%
OneMain Holdings, Inc.	347,800	18,124
Financial Services - 6.8%
Apollo Global Management, Inc.	171,400	18,576
Block, Inc. Class A (a)	105,200	7,680
Fiserv, Inc. (a)	142,000	21,679
MasterCard, Inc. Class A	20,800	9,385
Visa, Inc. Class A	59,200	15,902
		73,222
Insurance - 2.9%
Arthur J. Gallagher & Co.	131,300	30,815
TOTAL FINANCIALS		136,007
HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	166,200	11,945
Health Care Providers & Services - 0.5%
Tenet Healthcare Corp. (a)	45,800	5,143
Life Sciences Tools & Services - 0.8%
IQVIA Holdings, Inc. (a)	36,100	8,367
TOTAL HEALTH CARE		25,455
INDUSTRIALS - 17.1%
Aerospace & Defense - 0.7%
TransDigm Group, Inc.	6,100	7,613
Building Products - 4.3%
Builders FirstSource, Inc. (a)	48,603	8,886
Carlisle Companies, Inc.	28,900	11,220
Fortune Brands Innovations, Inc.	146,500	10,709
Simpson Manufacturing Co. Ltd.	27,100	4,712
Trane Technologies PLC	31,400	9,964
		45,491
Construction & Engineering - 2.6%
Comfort Systems U.S.A., Inc.	34,100	10,551
EMCOR Group, Inc.	11,700	4,179
Willscot Mobile Mini Holdings (a)	347,400	12,840
		27,570
Electrical Equipment - 4.5%
Eaton Corp. PLC	49,400	15,722
Nextracker, Inc. Class A (a)	50,000	2,140
nVent Electric PLC	140,400	10,119
Vertiv Holdings Co.	220,700	20,525
		48,506
Ground Transportation - 0.8%
Uber Technologies, Inc. (a)	121,000	8,019
Machinery - 1.6%
Parker Hannifin Corp.	31,600	17,219
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd.	662	14
Passenger Airlines - 0.5%
Air Canada (a)	173,400	2,559
Delta Air Lines, Inc.	64,400	3,225
		5,784
Trading Companies & Distributors - 2.1%
Core & Main, Inc. (a)	102,700	5,799
FTAI Aviation Ltd.	100,800	7,077
GMS, Inc. (a)	31,800	2,942
United Rentals, Inc.	9,000	6,012
		21,830
TOTAL INDUSTRIALS		182,046
INFORMATION TECHNOLOGY - 25.4%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	35,100	9,005
Electronic Equipment, Instruments & Components - 1.0%
CDW Corp.	45,200	10,932
Semiconductors & Semiconductor Equipment - 12.6%
ASML Holding NV (depository receipt)	10,000	8,725
Broadcom, Inc.	11,100	14,433
KLA Corp.	7,000	4,825
Lam Research Corp.	14,900	13,327
Marvell Technology, Inc.	136,100	8,970
Microchip Technology, Inc.	62,910	5,786
NVIDIA Corp.	50,100	43,287
NXP Semiconductors NV	47,000	12,041
ON Semiconductor Corp. (a)	326,737	22,924
		134,318
Software - 10.5%
Adobe, Inc. (a)	22,500	10,414
DoubleVerify Holdings, Inc. (a)	207,800	6,089
Dynatrace, Inc. (a)	151,400	6,860
Gen Digital, Inc.	108,500	2,185
Microsoft Corp.	89,800	34,962
Monday.com Ltd. (a)	30,100	5,699
Oracle Corp.	91,600	10,420
Palo Alto Networks, Inc. (a)	32,800	9,541
Salesforce, Inc.	33,600	9,036
Synopsys, Inc. (a)	13,400	7,110
UiPath, Inc. Class A (a)	494,600	9,383
		111,699
Technology Hardware, Storage & Peripherals - 0.5%
Dell Technologies, Inc.	42,800	5,335
TOTAL INFORMATION TECHNOLOGY		271,289
MATERIALS - 4.7%
Chemicals - 1.8%
Olin Corp.	165,200	8,637
The Chemours Co. LLC	274,500	7,343
Westlake Corp.	23,400	3,448
		19,428
Construction Materials - 1.3%
Eagle Materials, Inc.	57,000	14,290
Containers & Packaging - 0.8%
Graphic Packaging Holding Co.	316,700	8,187
Metals & Mining - 0.8%
ATI, Inc. (a)	138,200	8,251
TOTAL MATERIALS		50,156
UTILITIES - 6.7%
Electric Utilities - 3.6%
Constellation Energy Corp.	112,300	20,881
PG&E Corp.	1,000,456	17,118
		37,999
Independent Power and Renewable Electricity Producers - 3.1%
Vistra Corp.	443,000	33,597
TOTAL UTILITIES		71,596
TOTAL COMMON STOCKS (Cost $725,028)		1,063,541

Convertible Bonds - 0.1%
	Principal Amount (e) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/27 (c) (Cost $504)	517	1,151

Money Market Funds - 0.6%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (f) (Cost $6,477)	6,476,089	6,477

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $732,009)	1,071,169
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(3,607)
NET ASSETS - 100.0%	1,067,562

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $316,000 or 0.0% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,688,000 or 0.3% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
New Cotai LLC/New Cotai Capital Corp.	9/11/20	2,036

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	13,975	172,590	180,088	473	-	-	6,477	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,952	120,075	122,027	9	-	-	-	0.0%
Total	15,927	292,665	302,115	482	-	-	6,477

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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